Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net Income	$ 2,444,253	$ 2,988,909	$ 12,374,995
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Net Realized Gains on Investments	(2,989,636)	(6,474,051)	(6,949,544)
Changes in Unrealized (Gains) Losses on Investments	683,715	1,828,364	(1,748,824)
Non-Cash Performance Allocations	1,691,668	3,435,055	(8,675,246)
Non-Cash Performance Allocations and Incentive Fee Compensation	473,364	931,288	6,159,529
Equity-Based Compensation Expense	987,549	846,349	637,441
Amortization of Intangibles	40,075	67,097	74,871
Other Non-Cash Amounts Included in Net Income	(835,230)	(1,341,059)	(77,849)
Cash Flows Due to Changes in Operating Assets and Liabilities
Cash Acquired with Consolidation of Fund Entity	0	31,791	0
Cash Relinquished with Deconsolidation of Fund Entities	(113,589)	0	0
Accounts Receivable	237,623	177,832	288,306
Due from Affiliates	331,623	654,290	(1,124,667)
Other Assets	(47,299)	(26,853)	(4,792)
Accrued Compensation and Benefits	(1,071,559)	(2,197,446)	(1,692,562)
Accounts Payable, Accrued Expenses and Other Liabilities	(40,283)	158,019	110,963
Due to Affiliates	85,733	117,219	81,922
Investments Purchased	(5,010,341)	(5,228,723)	(7,439,964)
Cash Proceeds from Sale of Investments	7,189,240	10,368,172	11,971,409
Net Cash Provided by Operating Activities	4,056,906	6,336,253	3,985,988
Investing Activities
Purchase of Furniture, Equipment and Leasehold Improvements	(224,231)	(235,497)	(64,316)
Net Cash Paid for Acquisitions, Net of Cash Acquired	(5,420)	0	0
Net Cash Used in Investing Activities	(229,651)	(235,497)	(64,316)
Financing Activities
Distributions to Non-Controlling Interest Holders in Consolidated Entities	(1,003,715)	(1,271,907)	(1,347,631)
Contributions from Non-Controlling Interest Holders in Consolidated Entities	708,410	1,268,297	1,275,211
Payments Under Tax Receivable Agreement	(64,634)	(46,880)	(51,366)
Net Settlement of Vested Common Stock and Repurchase of Common Stock and Blackstone Holdings Partnership Units	(418,024)	(465,956)	(1,272,774)
Proceeds from Loans Payable	494,975	3,521,544	2,222,544
Repayment and Repurchase of Loans Payable	(502,460)	(280,768)	0
Dividends/Distributions to Stockholders and Unitholders	(4,268,447)	(6,518,785)	(4,602,574)
Net Cash Used in Financing Activities	(5,053,895)	(3,794,455)	(3,776,590)
Effect of Exchange Rate Changes on Cash and Cash Equivalents and Cash Held by Blackstone Funds and Other	4,988	(12,318)	(9,806)
Cash and Cash Equivalents and Cash Held by Blackstone Funds and Other
Net Increase (Decrease)	(1,221,652)	2,293,983	135,276
Beginning of Period	4,493,715	2,199,732	2,064,456
End of Period	3,272,063	4,493,715	2,199,732
Supplemental Disclosure of Cash Flows Information
Payments for Interest	400,333	261,886	194,166
Payments for Income Taxes	569,381	683,171	700,690
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Non-Cash Contributions from Non-Controlling Interest Holders	22,049	34,286	11,647
Non-Cash Distributions to Non-Controlling Interest Holders	(105,414)	0	0
Notes Issuance Costs	0	30,240	16,991
Transfer of Interests to Non-Controlling Interest Holders	(8,231)	(11,463)	(2,994)
Change in Blackstone Inc.'s Ownership Interest	(15,047)	36,824	10,494
Net Settlement of Vested Common Stock	681,004	387,332	219,558
Conversion of Blackstone Holdings Units to Common Stock	55,836	58,249	296,597
Acquisition of Ownership Interests from Non-Controlling Interest Holders
Deferred Tax Asset	(117,459)	(120,167)	(807,309)
Due to Affiliates	114,992	113,477	748,521
Equity	$ 2,467	$ 6,690	$ 58,788